Investments in Vanguard Retirement Savings Trust (VRST) (Details) - SAP America, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025
Minimum
EBP, Description of Plan [Line Items]
Average maturity range of investments	2 years
Maximum
EBP, Description of Plan [Line Items]
Average maturity range of investments	4 years